Shareholder Fees {- Fidelity® Real Estate Investment Portfolio}	Sep. 29, 2021 USD ($)
07.31 Fidelity Real Estate Investment Portfolio PRO-08 | Fidelity® Real Estate Investment Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none